Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Revenues
Gain (loss) on derivative contracts	$ 78,054,000		$ (6,797,000)	$ 0
Total revenues	517,821,000		159,588,000	54,965,000
Operating Expenses
Production expenses	47,600,000		16,872,000	5,090,000
Gathering, transportation and processing	0		18,602,000	5,920,000
Production taxes	17,579,000		3,685,000	1,087,000
Exploration expenses	43,303,000		32,629,000	5,258,000
Depreciation, depletion, amortization and accretion	123,922,000		37,376,000	24,996,000
General and administrative	60,874,000		31,357,000	5,581,000
Gain on sale of oil and natural gas properties	0		(838,000)	0
Total operating expenses	293,278,000		139,683,000	47,932,000
Total operating income	224,543,000		19,905,000	7,033,000
Other income (expense)
Interest expense, net	(8,352,000)		(1,461,000)	(86,000)
Other income	0		13,000	0
Net income before income taxes	216,191,000		18,457,000	6,947,000
Income tax expense	356,862,000		0	0
Net (loss) income	$ (140,671,000)	[1]	$ 18,457,000	$ 6,947,000
Earnings (loss) per share
Basic (usd per share)	$ (0.92)		$ 0.18	$ 0.11
Diluted (usd per share)	$ (0.92)		$ 0.18	$ 0.11
Weighted average number of shares outstanding
Basic (shares)	152,232		100,473	62,394
Diluted (shares)	152,232		100,473	62,394
Oil sales
Revenues
Revenues	$ 275,239,000		$ 76,876,000	$ 30,565,000
Natural gas sales
Revenues
Revenues	46,966,000		46,303,000	16,093,000
Natural gas sales | Affiliates
Revenues
Revenues	29,090,000		2,908,000	0
Natural gas liquid sales
Revenues
Revenues	51,467,000		35,217,000	8,307,000
Natural gas liquid sales | Affiliates
Revenues
Revenues	$ 37,005,000		$ 5,081,000	$ 0

[1]	Amounts are allocated to stockholders’ equity and members’ equity to reflect the Reorganization. See Note 10 – Equity for discussion of the Reorganization.